Changes In Level 3 Derivatives Measured On A Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measures [Abstract]
Beginning Balance	$ 39	$ 57
Change in fair value	(14)	(18)
Ending Balance	$ 25	$ 39